Subsequent Events (Details) - USD ($)	1 Months Ended
	Jul. 24, 2023	Jul. 22, 2023	Jul. 21, 2023	Jul. 20, 2023	Jun. 30, 2023	Dec. 31, 2022	Oct. 19, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Trust account					$ 14,008,650.13
Price per share (in Dollars per share)							$ 10.29
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Deposited into trust account	$ 360,000	$ 360,000	$ 60,000
Deposited into installment in trust account		$ 60,000	60,000
Per share (in Dollars per share)		$ 0.048
Aggregate amount	$ 360,000		$ 60,000
Shares issued (in Shares)				3,457,806
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)					376,002
Trust account					$ 4,209,931.03
Price per share (in Dollars per share)					$ 11.2
Aggregate amount					$ 1,627,158	$ 1,627,158		$ 13,831,230
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share)	$ 0.0001
Aggregate amount				$ 3,457,806
Shares issued (in Shares)				5,898,869
Shares outstanding (in Shares)				5,898,869
Percentage of common stock				68.30%
Class B Common Stock [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)				1
Shares outstanding (in Shares)				1